Schedule aged analysis of trade receivables (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Trade receivables		$ 74,016		$ 20,887
Alps Global Holding Berhad [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Trade receivables		27,218		4,237
Alps Global Holding Berhad [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade receivables		952		2,682
Alps Global Holding Berhad [Member] | Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade receivables		12,461
Alps Global Holding Berhad [Member] | Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables		$ 33,385		$ 13,968
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 341,356		$ 492,319
Alps Life Science Inc [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Trade receivables	41,067		54,372
Alps Life Science Inc [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade receivables	21,818		63,696
Alps Life Science Inc [Member] | Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	86,960		78,217
Alps Life Science Inc [Member] | Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 191,511		$ 296,034